Summary of Significant Accounting Policies - Schedule of Common Stock Equivalents, Which Are Potentially Dilutive Equity Securities (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible Preferred Stock	7,000,000	2	700,000,000	700,000,000